Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 3,982	$ 2,962
Foreign currency denominated monetary liabilities	1,594	1,216
Derivatives assets	0	0
Derivatives liabilities	0	0
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	46	57
Foreign currency denominated monetary liabilities	1,459	1,039
Derivatives assets	6	1
Derivatives liabilities	0	2
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	2,235	1,075
Foreign currency denominated monetary liabilities	1,561	1,739
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	98	176
Foreign currency denominated monetary liabilities	$ 45	$ 41